Schedule of Reconciliation Actual Benefit of (provision For) Income Taxes (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Income before income tax expense	$ 209,911	$ 153,227
Income tax expense at the statutory rate of 17%	35,685	26,049
Tax effect of non-deductible expense	3,341	124
Tax effect of other temporary differences	(3,132)	1,094
Unrecognized deferred tax assets	8,575	(25,871)
Utilize prior year tax losses which not recorded deferred tax assets	(44,469)	(1,396)
Income taxes expense